AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 5, 2003


                                             SECURITIES ACT FILE NO. 333-102365
                                     INVESTMENT COMPANY ACT FILE NO. 811-21276




                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549



                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                          PRE-EFFECTIVE AMENDMENT NO. 1                      |X|

                         POST-EFFECTIVE AMENDMENT NO.                        | |

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                |X|

                                 AMENDMENT NO. 1                             |X|
                        (CHECK APPROPRIATE BOX OR BOXES)



                        J.P. MORGAN FLEMING SERIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 348-4782

                                  JUDY BARTLETT
                    C\O J.P. MORGAN FUNDS DISTRIBUTORS, INC.
                                522 FIFTH AVENUE
                            NEW YORK, NEW YORK 10036
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)



                            COPIES TO:

  Counsel for the Fund:
JOHN E. BAUMGARDNER, Esq.                          NINA SHENKER, Esq.
   Sullivan & Cromwell          and      J.P. Morgan Investment Management, Inc.
    125 Broad Street                                522 Fifth Avenue
New York, New York 10004                        New York, New York 10036


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.



Title of Securities Being Registered...........Shares of beneficial interest
(par value $.001 per share)

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                        PROSPECTUS

                                SUBJECT TO COMPLETION DATED FEBRUARY __, 2003



J.P. MORGAN FLEMING SERIES TRUST



JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND

JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND






THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     [JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

Multi-Manager Small Cap Growth Fund                             1

Multi-Manager Small Cap Value Fund                              5

The Funds' Management and Administration                        9

How Your Account Works                                         13

   Buying Fund Shares                                          13

   Selling Fund Shares                                         13

   Exchanging Fund Shares                                      14

   Other Information Concerning the Funds                      14

   Distributions and Taxes                                     15

Risk and Reward Elements                                       17

Financial Highlights

How To Reach Us                                         Back cover

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages __ -
__.


THE FUND'S OBJECTIVE

The Fund seeks to provide long-term capital growth by investing in equity securities of small capitalization companies

THE FUND'S MAIN
INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest at least 80% of its Assets in equity securities of small-capitalization companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines small-capitalization companies as those with market capitalizations not greater than the largest companies in the Russell 2500TM Growth Index or a similar index at the time of purchase. Market capitalization is the total market value of a company's shares. The Fund invests in a broad portfolio of equity securities that J.P. Morgan Investment Management Inc. ("JPMIM" or the "Adviser") or a subadviser believes have strong earnings growth potential.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, warrants to purchase common stocks, rights, investment company securities and trust or partnership interests. The Fund may also invest in exchange-traded funds ("ETFs").

Under normal market conditions, the Fund will purchase only securities that are traded on national exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge securities positions, to manage market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.


INVESTMENT PROCESS

The Fund uses a "multi-manager" strategy. The Fund's investment adviser is JPMIM. JPMIM allocates portions of the Fund's assets to several investment managers, called "subadvisers," who then manage their respective portions of the assets under the general supervision of JPMIM.

JPMIM uses rigorous criteria to select subadvisers with proven track records to manage a portion of the Fund's assets. In choosing the subadvisers and their allocations, JPMIM considers a number of factors, including market trends, its own outlook for a given market capitalization or investment style category, and the subadvisers' performance in various market conditions. By combining the strengths of different subadvisers, the Fund seeks to bring together a variety of stock selection processes and methodologies to achieve its investment objective.

In addition to selecting the subadvisers and allocating the Fund's assets among them, JPMIM is responsible for monitoring and coordinating the overall management of the Fund. JPMIM reviews the Fund's portfolio holdings, evaluates the on-going performance of the subadvisers and monitors concentration in a particular security or industry.

In managing the Fund, the subadvisers apply an active equity management style. In selecting stocks, the subadvisers generally use their independent investment processes, with sector, capitalization and style limits depending on each subadviser's discipline. In determining whether to sell a stock, the subadvisers generally use the same type of analysis that it uses in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

The following table identifies the subadvisers and their focus. For more details, see "The Funds' Management and Administration" section.

------------------------------------------------ -------------------- ------------------- -----------------------
SUBADVISER                                       SIZE OF COMPANIES    INVESTMENT STYLE    BENCHMARK INDEX*
------------------------------------------------ -------------------- ------------------- -----------------------
State Street Research & Management Company       Small Cap            Growth              Russell 2000 Growth
------------------------------------------------ -------------------- ------------------- -----------------------
J. & W. Seligman & Co. Incorporated              Small Cap            Growth              Russell 2500 Growth
------------------------------------------------ -------------------- ------------------- -----------------------
UBS Global Asset Management (New York) Inc.      Small Cap            Growth              Russell 2000 Growth
------------------------------------------------ -------------------- ------------------- -----------------------


* The Fund's benchmark index is the Russell 2000 Growth Index.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if JPMIM or a subadviser's expectations regarding particular securities or markets are not met. Because each subadviser makes investment decisions independently, it is possible that the stock selection process of the subadvisers may not complement one another. As a result, the Fund's exposure to a given stock, industry or market capitalization could unintentionally be smaller or larger than intended.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets of this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes than securities of larger, more established companies, which may lead to more volatility in the prices of the securities. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be riskier than other types of investment because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.

[ETF risks.]

Since the Fund is non-diversified, the Fund may invest in fewer stocks than a diversified fund. This concentration increases the risk of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the Fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the Fund's share price than would occur if the Fund held more securities.

The Fund may from time to time invest 25% or more of its total assets in issuers that operate in a single industry sector (that is, issuers with principal business activities in related industries). An emphasis on industry sectors may cause the Fund to have returns that are more volatile than more diversified mutual funds.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT IN SMALL-CAPITALIZATION COMPANIES WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE APPLICABLE BENCHMARK INDEX OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

ESTIMATED INVESTOR EXPENSES

The estimated expenses for the Fund before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE
DEDUCTED FROM THE FUND'S ASSETS)


--------------------------------------------------------------------------------
MANAGEMENT FEES                                                          0.85

DISTRIBUTION (RULE 12b-1) FEES                                           None

SHAREHOLDER SERVICE FEES                                                 0.25

OTHER EXPENSES(1)                                                        0.45
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                 1.55

FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                 (0.15)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                          1.40
--------------------------------------------------------------------------------


(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Fund (excluding interest, taxes and extraordinary expenses) exceed 1.40% of its average daily net assets until 4/30/04. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses of 1.40% through 4/30/04.

The example is for comparison only; the actual return of the Shares and your actual costs may be higher or lower.


                                          1 YR.      3 YRS.
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)              143         472
--------------------------------------------------------------------------------

JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's main risks, please see pages __ -
__.

THE FUND'S OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing in equity securities of small capitalization companies

THE FUND'S MAIN
INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest at least 80% of its Assets in equity securities of small-capitalization companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines small-capitalization companies as those with market capitalizations not greater than the largest companies in the Russell 2500(TM) Value Index or a similar index at the time of purchase. Market capitalization is the total market value of a company's shares. The Fund will invest in a broad portfolio of common stocks that JPMIM or a subadviser believes are undervalued. A company's stock is considered to be undervalued when its price is less than what JPMIM or a subadviser believes it is worth.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to purchase common stocks. The Fund may also make investments in real estate investment trusts.

Under normal market conditions, the Fund will purchase only securities that are traded on national exchanges or in the over-the-counter market in the United States.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge securities positions, to manage market risks or to increase the Fund's income. Derivatives may also be used as substitutes for securities in which the Fund can invest.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

The Fund uses a "multi-manager" strategy. The Fund's investment adviser is JPMIM. JPMIM allocates portions of the Fund's assets to several investment managers, called "subadvisers," who then manage their respective portions of the assets under the general supervision of JPMIM. JPMIM will also directly manage a portion of the Fund's assets.

JPMIM uses rigorous criteria to select subadvisers with proven track records to manage a portion of the Fund's assets. In choosing the subadvisers and their allocations, JPMIM considers a number of factors, including market trends, its own outlook for a given market capitalization or investment style category, and the investment managers' performance in various market conditions. By combining the strengths of different subadvisers, the Fund seeks to bring together a variety of stock selection processes and methodologies to achieve its investment objective.

In addition to selecting the subadvisers and allocating the Fund's assets among them, JPMIM is responsible for monitoring and coordinating the overall management of the Fund. JPMIM reviews the Fund's portfolio holdings, evaluates the on-going performance of the subadvisers and monitors concentration in a particular security or industry.

In managing the Fund, JPMIM and the subadvisers will apply an active equity management style. In selecting stocks, JPMIM and the subadvisers generally use their independent investment processes, with sector, capitalization and style limits depending on JPMIM and each subadviser's discipline. In determining whether to sell a stock, JPMIM and the subadvisers generally use the same type of analysis that they use in buying a stock in order to determine whether the stock is still an attractive investment opportunity.

The following table identifies the investment managers and their focus. For more details, see "The Funds' Management and Administration" section.

---------------------------------------- -------------------- ------------------- ------------------------
ADVISER/SUBADVISERS                      SIZE OF COMPANIES    INVESTMENT STYLE    BENCHMARK INDEX*
---------------------------------------- -------------------- ------------------- ------------------------
J.P. Morgan Investment Management Inc.   Small Cap            Value               Russell 2000 Value
---------------------------------------- -------------------- ------------------- ------------------------
EARNEST Partners, LLC                    Small Cap            Value               Russell 2000 Value
---------------------------------------- -------------------- ------------------- ------------------------
ICM Asset Management, Inc.               Small Cap            Value               Russell 2500 Value
---------------------------------------- -------------------- ------------------- ------------------------


* The Fund's benchmark index is the Russell 2000 Value Index.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if JPMIM's or a subadviser's expectations regarding particular securities or markets are not met. Because each investment manager makes investment decisions independently, it is possible that the stock selection process of the investment managers may not complement one another. As a result, the Fund's exposure to a given stock, industry or market capitalization could unintentionally be smaller or larger than intended.

The value of shares of the Fund will be influenced by market conditions as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That is because the securities of smaller companies trade less frequently and in smaller volumes than securities of larger, more established companies, which may lead to more volatility in the prices of the securities. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be riskier than other types of investment because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, the Fund may invest in fewer stocks than a diversified fund. This concentration increases the risk of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than relevant market indices and other, more diversified mutual funds. Because the Fund holds a relatively small number of securities, a large movement in the price of a stock in the portfolio could have a larger impact on the Fund's share price than would occur if the Fund held more securities.

The Fund may from time to time invest 25% or more of its total assets in issuers that operate in a single industry sector (that is, issuers with principal business activities in related industries). An emphasis on industry sectors may cause the Fund to have returns that are more volatile than more diversified mutual funds.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT IN SMALL-CAPITALIZATION COMPANIES WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE APPLICABLE BENCHMARK INDEX OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ONLY ON PARTICULAR INDUSTRIES OR SECTORS

- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

ESTIMATED INVESTOR EXPENSES FOR SHARES

The estimated expenses for the Fund before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE
DEDUCTED FROM THE FUND'S ASSETS)


--------------------------------------------------------------------------------
MANAGEMENT FEES                                                          0.85
DISTRIBUTION (RULE 12b-1) FEES                                           None
SHAREHOLDER SERVICE FEES                                                 0.25
OTHER EXPENSES(1)                                                        0.45
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                 1.55
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                 (0.15)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                          1.40
--------------------------------------------------------------------------------


(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of the Fund (excluding interest, taxes and extraordinary expenses) exceed 1.40% of its average daily net assets until 4/30/04. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,
- 5% return each year, and
- net expenses of 1.40% through 4/30/04.

The example is for comparison only; the actual return of the Shares and your actual costs may be higher or lower.


                                          1 YR.      3 YRS.
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)              143         472
--------------------------------------------------------------------------------

THE FUNDS' MANAGEMENT AND ADMINISTRATION

The Multi-Managed Small Cap Growth Fund and Multi-Managed Small Cap Value Fund are each series of J.P. Morgan Fleming Series Trust, a Massachusetts business trust (the "Trust"). The trust is governed by Trustees who are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER AND SUBADVISERS

JPMIM is the investment adviser for the Funds. Pursuant to the Investment Advisory Agreement with each Fund and subject to the overall direction of each Fund's Board of Trustees, JPMIM is responsible for managing each Fund's investment program in conformity with the stated investment objective and policies of each Fund, as described in this Prospectus. JPMIM is located at 522 Fifth Avenue, New York, NY 10036. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan Chase"), a bank holding company.

JPMIM serves as the "manager of managers" for the Funds and has responsibility for monitoring and coordinating the overall management of the Funds. In this capacity, JPMIM (i) evaluates, selects, and recommends to the Trustees subadvisers needed to manage all or part of the assets of the Funds;
(ii) reviews the Funds' portfolio holdings and monitors concentration in a particular security or industry; (iii) monitors and evaluates the subadvisers' investment programs and results as well as the performance of subadvisers relative to the applicable benchmark indexes; and (iv) reviews the Funds' compliance with their investment objectives, investment strategies, policies and restrictions. The team providing these services is led by Andrew Spencer, Managing Director and CIO of the U.S. institutional business for JPMIM, who joined the firm in 1986, and Douglas Dooley, Managing Director, who joined the firm in 1979. Mr. Spencer previously headed the JPMIM European Equity Group and UK Equities for Fleming Investment Management. Mr. Dooley is a co-founder of J.P. Morgan Emerging Market Investment Group, which he led until 2000. He was previously Director of International Research in London from 1984 to 1990. JPMIM will also directly manage certain portions of the Multi-Manager Small Cap Value Fund. Subject to the foregoing, with the approval of the Trust's Trustees and the initial shareholder of each Fund, JPMIM has selected and employed unaffiliated subadvisers to perform the day-to-day management of each Fund. The subadvisers and JPMIM to the extent it directly manages certain portions of the Multi-Manager Small Cap Value Fund, are responsible for deciding which securities to purchase and sell for their respective portions of the Funds and for placing orders for the Funds' transactions.

The Funds and JPMIM expect to apply to the SEC for an exemptive order of the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which JPMIM will, subject to supervision and approval of each Fund's Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable Fund. The Funds and JPMIM will therefore have the right to hire, terminate, or replace subadvisers without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisers with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have the ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement. There can be no guarantee that the Funds and JPMIM will obtain this order from the SEC. Shareholders will be notified of any changes in subadvisers.
Shareholders of a Fund have the right to terminate a subadvisory agreement for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund. The order also will permit the Funds to disclose to shareholders the management fees only in the aggregate for each Fund.

State Street Research & Management Company ("State Street Research"), J. & W. Seligman & Co. Incorporated ("Seligman") and UBS Global Asset Management (New
York), Inc. ("UBS Global AM") are the initial subadvisers for the JPMorgan Multi-Manager Small Cap Growth Fund. They are responsible for the day to day investment decisions of this Fund. The initial allocation of the assets of the JPMorgan Multi-Manager Small Cap Growth Fund among State Street Research, Seligman and UBS Global AM is expected to be approximately 20%, 40% and 40%, respectively. JPMIM, not the Fund, will pay the subadvisers for their services.

EARNEST Partners, LLC ("EARNEST") and ICM Asset Management, Inc. ("ICM") are the initial subadvisers for the JPMorgan Multi-Manager Small Cap Value Fund. JPMIM will also directly manage a portion of the Fund. JPMIM and the subadvisers are responsible for the day to day investment decisions of this Fund. The initial allocation of the assets of the JPMorgan Multi-Manager Small Cap Value Fund among EARNEST, ICM and JPMIM is expected to be approximately 33%, 33% and 33%, respectively. JPMIM, not the Fund, will pay the subadvisers for their services.

The table below illustrates each Funds' subadvisers and the individual who will serve as lead manager for each subadviser's portion of fund assets.

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND

----------------------------------- ------------------------------ ------------------------------- ------------------------------
                                    YEAR FOUNDED/ASSETS UNDER
                                    MANAGEMENT AS OF SEPTEMBER
SUBADVISER AND ADDRESS              30, 2002                       LEAD MANAGER(S)                 EMPLOYMENT EXPERIENCE
----------------------------------- ------------------------------ ------------------------------- ------------------------------
STATE STREET RESEARCH &             1925                           Tucker Walsh - Managing         Leads the efforts of small-cap
MANAGEMENT COMPANY                  $41 billion (as of November    Director                        growth team. Joined State
One Financial Center                30, 2002)                                                      Street Research in 1997. Most
Boston, MA 02111                                                                                   recently was an equity analyst
                                                                                                   at Chilton Investment Partners.
----------------------------------- ------------------------------ ------------------------------- ------------------------------
J. & W. SELIGMAN & CO. INCORPORATED 1929                           Rick Ruvkun                     Managing Director of J. & W.
100 PARK AVENUE                     $18.9 billion                  Portfolio Mananger              Seligman and head of the
NEW YORK, NY 10017                  (as of December 31, 2002)                                      Seligman Small Company Growth
                                                                                                   Team. Prior to joining Seligman
                                                                                                   in 1997, Mr. Ruvkun was a
                                                                                                   portfolio manager at Bessemer
                                                                                                   Trust.
----------------------------------- ------------------------------ ------------------------------- ------------------------------

--------------------------------- ------------------------------ ------------------------------- ---------------------------------
                                  YEAR FOUNDED/ASSETS UNDER
                                  MANAGEMENT AS OF SEPTEMBER
ADVISER/SUBADVISER AND ADDRESS    30, 2002                       LEAD MANAGER(S)                 EMPLOYMENT EXPERIENCE
--------------------------------- ------------------------------ ------------------------------- ---------------------------------
UBS GLOBAL ASSET                  1972                           Investment decisions
MANAGEMENT (NEW YORK)             UBS Global AM:                 for UBS Global AM's
INC. ("UBS GLOBAL AM")            approximately $12.7 billion    portion of the Fund are
51 West 52nd Street                                              made by investment
New York, NY 10019                UBS Global AM, a subsidiary    management teams
                                  of UBS AG, is a member of the  at UBS Global AM,
                                  UBS Global Asset Management    including David N.
                                  business group (the "Group")   Wabnik and Paul A.
                                  of UBS AG. As of 9/30/02, the  Graham, Jr. No member
                                  Group has approximately        of the investment
                                  $385.2 billion                 management team is
                                                                 primarily responsible
                                                                 for making
                                                                 recommendations
                                                                 for portfolio  purchases.

                                                                 David Wabnik --                 Held portfolio manager role since
                                                                 Executive Director              1995. 1991-1995 portfolio
                                                                                                 mamager and analyst at Value Line
                                                                                                 Asset Management.

                                                                 Paul Graham --                  Held portfolio manager role since
                                                                 Executive Director              1994. 1986-1994 portfolio
                                                                                                 manager and analyst at Value Line
                                                                                                 Asset Management.

JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND
--------------------------------- ------------------------------ ------------------------------- ---------------------------------
                                  YEAR FOUNDED/ASSETS UNDER
                                  MANAGEMENT AS OF SEPTEMBER
ADVISER/SUBADVISER AND ADDRESS    30, 2002                       LEAD MANAGER(S)                 EMPLOYMENT EXPERIENCE
--------------------------------- ------------------------------ ------------------------------- ---------------------------------
J.P. MORGAN INVESTMENT            1984                           Christopher Blum - Vice         Portfolio manager in the U.S.
MANAGEMENT INC.                   $492 billion (including        President and Portfolio         Small Cap Equity Group. Prior
522 Fifth Avenue                  assets of affiliates)          Manager                         to rejoining JPMIM in 2001,
New York, NY 10036                                                                               was research analyst at Pomona
                                                                                                 Capital from __________. Prior
                                                                                                 to that, he worked in the U.S.
                                                                                                 Structured Equity Group at
                                                                                                 JPMIM for three years.

                                                                 Darren Rabenou - Vice           Client portfolio manager in
                                                                 President                       the U.S. Equity Group.
                                                                                                 Joined JPMIM in 2001.  Prior
                                                                                                 to 2001, Mr. Rabenou
                                                                                                 attended Columbia Business
                                                                                                 School.  Mr. Rabenou worked
                                                                                                 for JPMIM prior to attending
                                                                                                 business school.
--------------------------------- ------------------------------ ------------------------------- ---------------------------------
EARNEST PARTNERS, LLC             1998                           Paul Viera - CEO and            EARNEST founder and CEO, Paul
75 14th Street                    $4 billion (as of ______,      Portfolio Manager               Viera has over 22 years of
Suite 2300                        2002)                                                          investment experience.
Atlanta, Georgia 30309
--------------------------------- ------------------------------ ------------------------------- ---------------------------------
ICM ASSET MANAGEMENT, INC.        1981                           James Simmons - President and   ICM founder and CIO, James
601 West Main Avenue              $1.67                          CIO                             Simmons has over 30 years of
Suite 600                         billion (as of 9/30/02)                                        industry experience.
Spokane, Washington 99201
                                                                                                 Senior portfolio manager with
                                                                 Kevin Jones - Senior Vice       over 14 years of industry
                                                                 President                       experience.
--------------------------------- ------------------------------ ------------------------------- ---------------------------------

THE FUNDS' ADMINISTRATOR

JPMorgan Chase Bank (the "Administrator") provides administrative services and oversees each Fund's other service providers. The Administrator receives an annual fee equal to 0.15% of the Fund's average daily net assets. The Funds have agreements with certain shareholder servicing agents (including JPMorgan Chase
Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Shares of each Fund held by investors serviced by the shareholder servicing agent.

The advisers and/or the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. ("JPMFD") is the distributor for the Funds. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy shares of these Funds. The price you pay for your shares is the net asset value per share
(NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market prices, but if market prices are unavailable, or do not represent a security's value at the time of pricing, then the Fund will value its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees. When fair value is used, the prices of securities used by the Fund to calculate its shares' NAV may differ from quoted or published prices for the same securities.

The NAV is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You will pay the next NAV calculated after the Fund through the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

Only qualified investors may buy shares. Qualified Fund investors are trusts, fiduciary accounts, investment management and other investment clients of JPMorgan Chase Bank or its affiliates ("Financial Institution").

Tell your JPMorgan Client Manager which Funds you want to buy and he or she will contact us. Your Financial Institution may impose different minimum investments and earlier deadlines to buy and sell shares.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if your Client Manager receives your order in proper form before the NYSE closes regular trading (or the Financial Institution's earlier deadlline, if any) and the order , along with payment in federal funds, is received by the Funds before they close for business, your order will be confirmed at that day's NAV. You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time. Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

MINIMUM INVESTMENTS

Investors must buy a minimum [$1,000,000] worth of Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. [An investor can combine purchases of Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum.] Each Fund may waive this minimum at its discretion.

SELLING FUND SHARES

You may sell your shares through your JPMorgan Client Manager.

When you sell your shares you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form from your Client Manager. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must receive your request before the close of regular trading on the NYSE. We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Funds will make available the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your Shares for shares of the Select class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting your JPMorgan Client Manager.

OTHER INFORMATION
CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the investment minimum noted above for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account.

The Fund will accept telephone instructions from your Financial Institution. You may authorize your Financial Institution to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, your Financial Institution has a responsibility to take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold Funds liable for any loss or expenses from any telephone instructions, if the Fund takes reasonable precautions to confirm that instructions were received from persons at the Financial Institution authorized to process telephone requests.

Your Client Manager may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. Your Client Manager can mail us your instructions. We may modify or cancel the sale of shares by phone without notice.

Each Fund may, although currently does not, issue multiple classes of shares. This prospectus relates to shares of the Funds. If multiple classes were issued each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds generally distribute any net investment income and net capital gains at least annually. You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by a Fund from sources in foreign jurisdictions may have taxes withheld at the source.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

WHAT THE TERMS MEAN

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.

------------------------------------------------ ----------------------------------------- -----------------------------------------
POTENTIAL RISKS                                  POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------ ----------------------------------------- -----------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY SECURITIES      -  The Fund can take advantage of         -  The Fund segregates liquid assets
-  When the Fund buys securities before issue       attractive transaction opportunities      to offset leverage risk
   or for delayed delivery, it could be
   exposed to leverage risk if it does not
   segregate liquid assets
------------------------------------------------ ----------------------------------------- -----------------------------------------
SHORT-TERM TRADING                               -  The Fund could realize gains in a      -  The Fund generally avoids short-term
-  Increased trading could raise the Fund's         short period of time                      trading, except to take advantage of
   brokerage and related costs                                                                attractive or unexpected opportunities
                                                 -  The Fund could  protect against losses    or to meet demands generated by
-  Increased short-term capital gains               if a stock is overvalued and its value    shareholder activity
   distributions could raise shareholders'          later falls
   income tax liability
------------------------------------------------ ----------------------------------------- -----------------------------------------
DERIVATIVES                                      -  Hedges that correlate well with        -  The Fund uses derivatives, such as
-  Derivatives such as futures, options,            underlying positions can reduce or        futures, options, swaps, and forward
   swaps, and forward foreign currency contracts    eliminate losses at low cost              foreign currency contracts, for
   that are used for hedging the portfolio or                                                 hedging and for risk management (i.e.,
   specific securities may not fully offset the  -  The Fund could make money and             to establish or adjust exposure to
   underlying positions and this could result in    protect against losses if the             particular securities, markets or
   losses to the Fund that would not have           investment analysis proves correct        currencies); risk management may
   otherwise occurred                                                                         include management of the Fund's
                                                 -  Derivatives that involve leverage         exposure relative to its benchmark.
-  Derivatives used for risk management or          could generate substantial gains at       The Fund may also use derivatives to
   to increase the Fund's gain may not have         low cost                                  increase its gain.
   the intended effects and may result in losses
   or missed opportunities                                                                 -  The Fund only establishes hedges
                                                                                              that it expects will be highly
-  The counterparty to a derivatives contract                                                 correlated with underlying positions
   could default
-    Derivatives that involve leverage could                                               -  While the Fund may use derivatives
     magnify losses                                                                           that incidentally involve leverage,
-    Certain types of derivatives involve                                                     it does not use them for the specific
     costs to the Fund which can reduce returns                                               purpose of leveraging its Portfolio

-  Derivatives may, for tax purposes, affect
   the character of gain and loss realized by
   the Fund, accelerate recognition of income to
   the Fund, affect the holding period of the
   Fund's assets and defer recognition of certain
   of the Fund's losses.
------------------------------------------------ ----------------------------------------- -----------------------------------------

------------------------------------------------ ----------------------------------------- -----------------------------------------
POTENTIAL RISKS                                  POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------ ----------------------------------------- -----------------------------------------
SECURITIES LENDING                               -  The Fund may enhance income through    -  The Adviser maintains a list of
-  When the Fund lends a security, there is a       the investment of the collateral          approved borrowers
   risk that the loaned security may not be         received from the borrower             -  The Fund receives collateral equal to
   returned if the borrower or the lending agent                                              at least 100% of the current value of
   defaults                                                                                   securities loaned
                                                                                           -  The lending agents indemnify the Fund
-  The collateral will be subject to the risks                                                against borrower default
   of the securities in which it is invested                                               -  The Adviser's collateral investment
                                                                                              guidelines limit the quality and
                                                                                              duration of collateral investment to
                                                                                              minimize losses
                                                                                           -  Upon recall, the borrower must
                                                                                              return the securities loaned within
                                                                                              the normal settlement period
------------------------------------------------ ----------------------------------------- -----------------------------------------
MARKET CONDITIONS                                -  Stocks have generally outperformed     -  Under normal circumstances each Fund
-  Each Fund's share price and performance will     more stable investments (such as          plans to remain invested in
   fluctuate in response to stock market            bonds and cash equivalents) over the      accordance with its policies. Equity
   movements                                        long term                                 investments may include common stocks,
                                                                                              convertible securities, preferred
-  Adverse market conditions or other unusual                                                 stocks, depositary receipts (such as
   circumstances may from time to time cause                                                  ADRs and EDRs), trust or partnership
   a Fund to take temporary defensive positions                                               interests, warrants, rights and
   that are inconsistent with its principal                                                   investment company securities
   investment strategies and may hinder the
   Fund from achieving its investment                                                      -  Each Fund seeks to limit risk and
   objective                                                                                  enhance performance through active
                                                                                              management

                                                                                           -  During periods of adverse market
                                                                                              conditions or other unusual
                                                                                              circumstances, each Fund has the
                                                                                              option of investing up to 100% of
                                                                                              assets in high quality short-term
                                                                                              investments
------------------------------------------------ ----------------------------------------- -----------------------------------------
MANAGEMENT CHOICES                               -  The Fund could outperform its          -  The Adviser and each subadviser
-  The Fund could underperform its benchmark due    benchmark due to these same choices       focuses its active management on
   to its securities choices and other management                                             securities selection, the area where
   decisions                                                                                  it believes its commitment to research
                                                                                              can most enhance returns
------------------------------------------------ ----------------------------------------- -----------------------------------------
FOREIGN INVESTMENTS                              -  Favorable exchange rate movements      -  Each Fund anticipates that its foreign
-  Currency exchange rate movements could           could generate gains or reduce losses     investments will not exceed 10% of
   reduce gains or create losses                                                              total assets.

-  The Fund could lose money because of foreign  -  Foreign investments, which represent   -  [The Funds actively manage the
   government actions, political instability,       a major portion of the world's            currency exposure of their foreign
   or lack of adequate and/or accurate              securities, offer attractive potential    investments relative to their
   information                                      performance and opportunities for         benchmarks, and may hedge back into
                                                    diversification                           the U.S. dollar from time to time (see
                                                                                              also "Derivatives"); these currency
-  Currency and investment risks tend to be      -  Emerging markets can offer higher         management techniques may not be
   higher in emerging markets; these markets        returns                                   available for certain emerging markets
   also present higher liquidity and valuation                                                investments]
   risks
------------------------------------------------ ----------------------------------------- -----------------------------------------

------------------------------------------------ ----------------------------------------- -----------------------------------------
POTENTIAL RISKS                                  POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------ ----------------------------------------- -----------------------------------------
ILLIQUID HOLDINGS                                -  These holdings may offer more          -  The Fund may not invest more than 15%
-  The Fund could have difficulty valuing           attractive yields or potential growth     of net assets in illiquid holdings
   these holdings precisely                         than comparable widely traded
                                                    securities                             -  To maintain adequate liquidity to
-  The Fund could be unable to sell these                                                     meet redemptions, and for temporary or
   holdings at the time or price it desires      -  These holdings may offer more             extraordinary purposes, the Fund may
                                                    attractive yields or potential growth     hold high quality short-term
                                                    than comparable widely traded             securities and may borrow from banks
                                                    securities                                up to 33 1/3% of the value of its
                                                                                              total assets
------------------------------------------------ ----------------------------------------- -----------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND
DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.


If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-622-4273 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov. The Funds' Investment Company Act File Nos. are as follows:


JPMorgan Multi-Manager Small Cap Growth Fund
811-21276


JPMorgan Multi-Manager Small Cap Value Fund
811-21276




      (C)J.P. Morgan Chase & Co. All Rights Reserved. February 2003


                                                              [PR-SCG-SCV-203]

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                           SUBJECT TO COMPLETION
                                                          DATED FEBRUARY 4, 2003


                        J.P. MORGAN FLEMING SERIES TRUST

                  JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND
                  JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND

                      522 FIFTH AVENUE, NEW YORK, NY 10036


    This Statement of Additional Information is not a Prospectus, but contains additional information which should be read in conjunction with the Prospectus
(the "Prospectus") dated February   , 2003 for the JPMorgan Multi-Manager Small
Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund (each a "Fund," collectively the "Funds") as supplemented from time to time. The Prospectus is available, without charge upon request by contacting J.P. Morgan Fund Distributors, Inc., the Funds' distributor ("JPMFD" or the "Distributor") at 522 Fifth Avenue, New York, NY 10036.


    For more information about your account and financial statements, simply call or write the JPMorgan Funds Service Center at:

                         JPMorgan Funds Service Center
                                P.O. Box 219392
                           Kansas City, MO 64121-9392
                                 1-800-348-4782

TABLE OF CONTENTS                                   PAGE
--------------------------------------------------------
General...........................................    3
Fundamental Investment Policies...................   11
Trustees and Principal Officers of the Trust......   13
The Adviser & Subadviser..........................   19
Administrator.....................................   21
Distributor.......................................   22
Shareholder Servicing Agents......................   23
Transfer Agent....................................   23
Custodian.........................................   23
Financial Professionals...........................   24
Independent Accountants...........................   24
Expenses..........................................   24
Computation of Total Return.......................   24
Purchases, Redemptions and Exchanges..............   25
Dividends and Distributions.......................   27
Net Asset Value...................................   28
Distributions and Tax Matters.....................   29
Portfolio Transactions and Brokerage..............   33
Massachusetts Trust...............................   35
Description of Shares.............................   36
Financial Information.............................

                                    GENERAL

    JPMorgan Multi-Manager Small Cap Growth Fund ("Small Cap Growth Fund") and JPMorgan Multi-Manager Small Cap Value Fund ("Small Cap Value Fund") (each a "Fund" and collectively, the "Funds") are each a series of J.P. Morgan Fleming Series Trust (the "Trust"), an open-end management investment company formed as
a Massachusetts business trust on December   , 2002. Each Fund is managed by
J.P. Morgan Investment Management Inc. (the "Adviser"). Decisions concerning the investment and reinvestment of the assets of each Fund will normally be made by at least three investment managers (each, a "Subadviser"), each of which will be responsible for advising a separate portion of the Fund's assets. JPMIM will also directly manage certain portions of the Multi-Manager Small Cap Value Fund in place of a Subadviser. The Subadvisers will consist of professional investment advisers selected by the Adviser subject to the review and approval of the Trust's Board of Trustees. In choosing Subadvisers, the Adviser will seek to obtain, within each Fund's overall objective, a variety of stock selection processes and methodologies. The Trustees of the Trust has authorized the issuance and sale of Shares for the Funds.

    This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

    This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the Funds' current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Funds' executive offices are located at 522 Fifth Avenue, New York, NY 10036.

    Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, an affiliate of the Advisers or any other bank. Shares of the Funds are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

                      INVESTMENT POLICIES AND RESTRICTIONS

    The Prospectus set forth the investment objectives and policies of the Funds. The following information supplements and should be read in conjunction with the related sections of the Prospectus.

    DEPOSITARY RECEIPTS. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

    Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

    BANK OBLIGATIONS. Each of the Funds may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associates and savings banks which have more than $1 billion in total assets (the "Asset Limitation") and are organized under the laws of the

United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Funds will not invest in obligations for which the Adviser, or any of its affiliates, is the ultimate obligor or accepting bank. Each of the Funds may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

    Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

    Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations.

    COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

    CORPORATE REORGANIZATIONS. In general, reorganization securities are securities that are the subject of a tender or exchange offer or proposal to sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Fund and increase its brokerage and other transaction expenses.

    EQUITY SECURITIES. The equity securities in which the Funds may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

    Preferred stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

    The convertible securities in which the Funds may invest include any debt securities or preferred stock, which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

    The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors but senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors but senior to the claims of common shareholders.

    FORWARD COMMITMENTS. Each of the Funds may purchase securities on a forward commitment basis. In order to invest a Fund's assets immediately while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission ("SEC") concerning such purchases. Since that policy currently recommends that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash or liquid securities equal to the amount of such Fund's commitments will be established with such Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund.

    Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

    To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

    FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. While there is usually no established secondary market for issues of these types of securities, the dealer that sells an issue of such security frequently will also offer to repurchase the securities at any time at a repurchase price which varies and may be more or less than the amount the holder paid for them.

    The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Adviser will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

    The securities in which certain Funds may be invested include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations ("Participation Certificates"). A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

    A Fund may have the right to sell the Participation Certificate back to the institution issuing and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institution issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificate purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although the Funds retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

    The Adviser has been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity.

    Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    The maturity of variable rate securities is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand, or (ii) the period remaining until the security's next interest rate adjustment.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

    Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

    No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good faith deposit on a futures contract.

    There are risks associated with these activities, including the following:

        (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;

        (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures;

        (3) there may not be a liquid secondary market for a futures contract or option;

        (4)   trading restrictions or limitations may be imposed by an exchange;
    and

        (5) government regulations may restrict trading in futures contracts and futures options.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

    In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

    ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED
SECURITIES. The Fund may not acquire any illiquid securities if, as a result thereof, more than 15% of its net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length.

    The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.

    As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

    INVESTMENT GRADE DEBT SECURITIES. The Funds may invest in investment grade debt securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation or Baa or higher by Moody's Service, Inc., or the equivalent by another national rating organization, or, if unrated, determined by the Adviser to be of comparable quality.

    MONEY MARKET INSTRUMENTS. Money market instruments are high quality, dollar-denominated, short-term debt securities. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

    OPTIONS. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options as a means of increasing the yield on its funds and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

    A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    Risks associated with options transactions include the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    REITS. Each of the Fund may invest in common stocks or other securities issued by Real Estate Investment Trusts ("REITs"). REITs invest their capital primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unit holders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unit holders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

    A shareholder in a Fund that invests in REITs will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unit holders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

    INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Funds to the extent permitted under the 1940 Act or any order pursuant thereto. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

    The ("SEC") has granted an exemptive order permitting each Fund to invest its uninvested cash in any affiliated money market funds. The order sets the following conditions: (1) a Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from a Fund in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees.

    REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with brokers, dealers or banks that meet the Adviser's credit guidelines. Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

    The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Trust's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

    SUPRANATIONAL OBLIGATIONS. Supranational organizations, include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Union, which is a fifteen-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

    U.S. GOVERNMENT AGENCY OBLIGATIONS. Certain Federal agencies, such as the Government National Mortgage Association ( "GNMA "), have been established as instrumentalities of the U.S.

government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

    U.S. GOVERNMENT SECURITIES. Bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

    U.S. TREASURY OBLIGATIONS. Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

    WARRANTS AND RIGHTS. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

    SECURITIES LENDING. In order to generate additional income, a Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets taken at market value, pursuant to agreements that require that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily.

    There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

    ZERO COUPON SECURITIES. Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accrued. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

                        FUNDAMENTAL INVESTMENT POLICIES

    The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

    Each Fund may not:

        (1) Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. A Fund may from time to time invest 25% or more of its total assets in issuers that operate in a single industry sector (that is, issuers with principal business activities in different, but related, industries).

        (2) Borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. A Fund will not purchase securities while its borrowings exceed 5% of its total assets.

        (2) Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

        (3) Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) REITs, (ii) marketable securities issued by companies which own or invest in REITs, commodities, or commodities contracts; and (iii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

        (4) Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

        (5) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

                            NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees.

    Each Fund may not:

        (1) Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing, provided, such Fund may segregate assets without limit in order to comply with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

        (2)   Invest in companies for the purpose of exercising control.

        (3) Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

        (4) Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

        (5) Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

        (6) Enter into a futures contract or options transaction if the Fund's total outstanding obligations resulting from such futures contract or option transaction would exceed 10% of the Fund's total assets, and each Fund will maintain assets sufficient to meet its obligations under such contracts or transactions with the Fund's custodian or will otherwise comply with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

    If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

           TRUSTEES AND PRINCIPAL OFFICERS OF THE TRUST AND THE FUNDS

    The management and affairs of the Trust are supervised by the Board of Trustees under the laws of the Commonwealth of Massachusetts. The Trustees and Officers of the Trust and their principal occupations during the past five years, addresses and dates of birth are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees to unaffiliated Trustees for their service as trustees. Unless otherwise noted, the business address of each Trustees and each Officer is 522 Fifth Avenue, New York, New York 10036.

                                    TRUSTEES

    The Trustees of the Trust are responsible for the management and supervision of each Fund. The Trustees approve all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

J.P. Morgan Investment Management Inc.......................  Investment Adviser
J.P. Morgan Fund Distributors, Inc..........................  Distributor
J.P. Morgan Chase Bank......................................  Administrator
[J.P. Morgan Chase Bank]....................................  Custodian

    The Trustees of the Trust, their business addresses, dates of birth and their principal occupations during the past five years are set forth below.

    The following table contains basic information regarding the Trustees that oversee operations of the Trust and other investment companies within the JPMorgan Funds complex.

                                                                       TERM OF OFFICE
        NAME, ADDRESS                  POSITION(S) HELD WITH           AND LENGTH OF               PRINCIPAL OCCUPATION
           AND AGE                    JPMORGAN FUNDS COMPLEX            TIME SERVED                DURING PAST 5 YEARS
------------------------------  -----------------------------------    --------------    ----------------------------------------
NON-INTERESTED TRUSTEES
Cheryl Ballenger                Trustee                                [          ]      High School mathematics teacher,
703 Delgado Drive                                                                        Township High School District 211,
Palatine, IL 60074                                                                       [November 2001-Present], Executive Vice
Age: 46                                                                                  President and Chief Financial Officer
                                                                                         and Board member, Galileo International,
                                                                                         Inc., 1990-October 2001

John R. Rettberg                Trustee                                  5 years         Retired; formerly Corporate Vice
42 Belcourt                                                                              President and Treasurer, Northrop
Newport Beach, CA 92660                                                                  Grumman Corporation
Age: 64

John F. Ruffle                  Trustee                                  5 years         Retired; formerly Director and Vice
Pleasantville Road                                                                       Chairman, J.P. Morgan Chase & Co.
New Vernon, NJ 07976                                                                     Age: 65
Age: 65

                                                                       TERM OF OFFICE
        NAME, ADDRESS                  POSITION(S) HELD WITH           AND LENGTH OF               PRINCIPAL OCCUPATION
           AND AGE                    JPMORGAN FUNDS COMPLEX            TIME SERVED                DURING PAST 5 YEARS
------------------------------  -----------------------------------    --------------    ----------------------------------------
Kenneth Whipple, Jr.            Trustee                                  5 years         Chairman and CEO, CMS Energy Corp.;
1115 Country Club Drive                                                                  formerly Executive Vice President, Ford
Bloomfield Hills, MI 48304                                                               Motor Company; President, Ford Financial
Age: 67                                                                                  Services; Chairman, Ford Motor Credit
                                                                                         Company



                                                      NUMBER OF FUNDS                          OTHER TRUSTEESHIPS
             NAME, ADDRESS                            IN JPMORGAN FUND                            HELD OUTSIDE
                AND AGE                         COMPLEX OVERSEEN BY TRUSTEE                  JPMORGAN FUNDS COMPLEX
----------------------------------------  ----------------------------------------  ----------------------------------------
NON-INTERESTED TRUSTEES
Cheryl Ballenger                                             7                      [          ]
703 Delgado Drive
Palatine, IL 60074
Age: 46

John R. Rettberg                                             7                      Director of Enalasys, Pepperdine
42 Belcourt                                                                         University, VariLite International
Newport Beach, CA 92660                                                             Corporation and other funds managed by
Age: 64                                                                             JPMIM or its affiliates

John F. Ruffle                                               7                      Trustee of Johns Hopkins University,
Pleasantville Road                                                                  Director of Bethlehem Steel, American
New Vernon, NJ 07976                                                                Shared Hospital Services and other funds
Age: 65                                                                             managed by JPMIM or its affiliates

Kenneth Whipple, Jr.                                         7                      Director of CMS Energy Corporation and
1115 Country Club Drive                                                             Consumers Energy Company, and other
Bloomfield Hills, MI 48304                                                          funds managed by JPMIM or its affiliates
Age: 67


   The following table shows the dollar range of each Trustee's beneficial ownership as of December 31, 2002, in each fund, including the Funds, that the Trustee oversees and each Trustee's aggregate ownership in any funds that the Trustee oversees in the JPMorgan Funds complex:


                                                      DOLLAR RANGE OF                        AGGREGATE DOLLAR RANGE
                                                     EQUITY SECURITIES                      OF EQUITY SECURITIES IN
            NAME OF TRUSTEE                             IN THE FUNDS                         JPMORGAN FUNDS COMPLEX
----------------------------------------  ----------------------------------------  ----------------------------------------
Cheryl Ballenger                                            None                                      None
John R. Rettberg                                            None                                      None
John F. Ruffle                                              None                                      None
Kenneth Whipple, Jr.                                        None                                      None


   The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees of the Trust presently has an Audit Committee. Each of the Trustees serves as members of the Audit Committee. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters.


    The Trust will pay each Trustee an annual retainer of $20,000 and will reimburse them for their related expenses. [The aggregate amount of compensation paid to each Trustee by the Trust for the fiscal year ended December 31, 2002 was as follows: ]



                                                       MULTI-MANAGER                             MULTI-MANAGER
            NAME OF TRUSTEE                        SMALL CAP GROWTH FUND                      SMALL CAP VALUE FUND
----------------------------------------  ----------------------------------------  ----------------------------------------
Cheryl Ballenger                                            None                                      None
John R. Rettberg                                            None                                      None
John F. Ruffle                                              None                                      None
Kenneth Whipple, Jr.                                        None                                      None

                                                                                               TOTAL COMPENSATION
            NAME OF TRUSTEE                       COMPENSATION FROM TRUST                 PAID FROM "FUND COMPLEX"(1)
----------------------------------------  ----------------------------------------  ----------------------------------------
Cheryl Ballenger                                            None                                  [          ]
John R. Rettberg                                            None                                  [          ]
John R. Ruffle                                              None                                  [          ]
Kenneth Whipple, Jr.                                        None                                  [          ]



(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 5 funds.

   No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Subadvisers, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or a Subadviser or the principal underwriter of the Trust (not including registered investment companies) during the two most recently completed calendar years.


    No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

    -  the Trust;
    -  an officer of the Trust;
    - an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or a Subadviser or principal underwriter of the Trust;
    - an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or a Subadviser or principal underwriter of the Trust;
    -  the Adviser or the principal underwriter of the Trust;
    - an officer of the Adviser or a Subadviser or the principal underwriter of the Trust;
    - a person directly or indirectly controlling, controlled by, or under common control with the Adviser or a Subadviser or the principal underwriter of the Trust; or
    - an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or a Subadviser or the principal underwriter of the Trust.

                                    OFFICERS

    The Funds' executive officers (listed below), other than the officers who are employees of the Adviser or a Subadviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Funds. The Funds have no employees.

    The officers of the Funds, together with information regarding their positions held with the Funds, principal occupations and other memberships and affiliations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.

         NAME (AGE),                                                    NUMBER OF
     POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS             FUNDS IN                OTHER POSITIONS HELD
      THE FUNDS (SINCE)                 DURING PAST 5 YEARS            FUND COMPLEX              OUTSIDE FUND COMPLEX
------------------------------  -----------------------------------    ------------    ----------------------------------------
George Gatch (39),              Managing Director, J.P. Morgan              7          None
President (2002)                Investment Management Inc. and J.P.
                                Morgan Fleming Asset Management
                                (USA) Inc.; Head of J.P. Morgan
                                Fleming's U.S. Mutual Funds and
                                Financial Intermediaries Business;
                                he has held numerous positions
                                Throughout the firm in Business
                                management, marketing and sales.

David Wezdenko (38),            Vice President, J.P. Morgan                 7          None
Treasurer (2002)                Investment Management Inc. and J.P.
                                Morgan Fleming Asset Management
                                (USA) Inc.; Chief Operating Officer
                                for J.P. Morgan Fleming's U.S.
                                Mutual Funds and Financial
                                Intermediaries Business; since
                                joining J.P. Morgan Chase in 1996,
                                he has held numerous financial and
                                operation related positions
                                supporting the J.P. Morgan pooling
                                funds business.

Sharon Weinberg (42),           Vice President, J.P. Morgan                 7          None
Secretary (2002)                Investment Management Inc. and J.P.
                                Morgan Fleming Asset Management
                                (USA) Inc.; Head of Business and
                                Product Strategy for J.P. Morgan
                                Fleming's U.S. Mutual Funds and
                                Financial Intermediaries Business;
                                since joining J.P. Morgan Chase in
                                1996, she has held numerous
                                Positions throughout the asset
                                management business in mutual funds
                                marketing, legal and Product
                                development.

Michael Moran (32),             Vice President, J.P. Morgan                 7          None
Vice President (2002)           Investment Management Inc. and J.P.
                                Morgan Fleming Asset Management
                                (USA) Inc.; Chief Financial Officer
                                of J.P. Morgan Fleming's U.S.
                                Mutual Funds and Financial
                                Intermediaries Business

Stephen Ungerman (48),          Vice President, J.P. Morgan                 7          None
Vice President and Assistant    Investment Management Inc. and J.P.
Treasurer (2002)                Morgan Fleming Asset Management
                                (USA) Inc.; Head of the Fund
                                Service Group within Fund
                                Administration; prior to J.P.
                                Morgan Chase in 2000, he held a
                                number of senior management
                                positions in Prudential Insurance
                                Co. of America's asset management
                                business, including Assistant
                                General counsel, Tax Director, and
                                Co-head of Fund Administration
                                Department; Mr. Ungerman was also
                                the Assistant Treasurer of all
                                mutual funds managed by Prudential.

         NAME (AGE),                                                    NUMBER OF
     POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS             FUNDS IN                OTHER POSITIONS HELD
      THE FUNDS (SINCE)                 DURING PAST 5 YEARS            FUND COMPLEX              OUTSIDE FUND COMPLEX
------------------------------  -----------------------------------    ------------    ----------------------------------------
Judy R. Bartlett (36),          Vice President and Assistant                7          None
Vice President and Assistant    General Counsel, J.P. Morgan
Secretary (2002)                Investment Management Inc. and J.P.
                                Morgan Fleming Asset Management
                                (USA) Inc., since September 2000;
                                from August 1998 through August
                                2000, Ms. Bartlett was an attorney
                                at New York Life Insurance Company
                                where she served as Assistant
                                Secretary for the Mainstay Funds;
                                from October 1995 through July
                                1998, Ms. Bartlett was an associate
                                at the law firm of Willkie Farr &
                                Gallagher.

Joseph J. Bertini (36),         Vice President and Assistant                7          None
Vice President and Assistant    General Counsel, J.P. Morgan
Secretary (2001)                Investment Management Inc. and J.P.
                                Morgan Fleming Asset Management
                                (USA) Inc.; prior to October of
                                1997, he was an attorney in the
                                Mutual Fund Group at SunAmerica
                                Asset Management Inc.

Paul M. DeRusso (47),           Vice President, J.P. Morgan                 7          None
Assistant Treasurer (2001)      Investment Management Inc. and J.P.
                                Morgan Fleming Asset Management
                                (USA) Inc.; Manager of the
                                Budgeting and Expense Group of
                                Funds Administration Group.

Lai Ming Fung (27),             Associate, J.P. Morgan Investment           7          None
Assistant Treasurer (2002)      Management Inc. and J.P. Morgan
                                Fleming Asset Management (USA)
                                Inc.; Budgeting Analyst for the
                                Budgeting and Expense Group of
                                Funds Administration Group.

Mary Squires (47),              Vice President, J.P. Morgan                 7          None
Assistant Treasurer (2002)      Investment Management Inc. and J.P.
                                Morgan Fleming Asset Management
                                (USA) Inc.; Ms. Squires has held
                                numerous financial and operations
                                Positions supporting the J.P.
                                Morgan Chase organization complex.

Nimish S. Bhatt (38),           Senior Vice President of the Fund           7          Treasurer & Principal Accounting Officer
Assistant Treasurer (2002)*     Administration and Financial                           of BNY Hamilton Funds, Inc., Treasurer
                                Services of BISYS Investment                           of Summit Investment Trust and Principal
                                Services, Inc., since November                         Financial and Accounting Officer and
                                2000; various Positions held within                    Comptroller of Variable Insurance Funds
                                BISYS since 1996, including Vice
                                President and Director of
                                International Operation, Vice
                                President of Financial
                                Administration and Vice President
                                of Tax.

         NAME (AGE),                                                    NUMBER OF
     POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS             FUNDS IN                OTHER POSITIONS HELD
      THE FUNDS (SINCE)                 DURING PAST 5 YEARS            FUND COMPLEX              OUTSIDE FUND COMPLEX
------------------------------  -----------------------------------    ------------    ----------------------------------------
Arthur A. Jensen (35),          Vice President of Financial                 7          None
Assistant Treasurer (2002)*     Services of BISYS Investment
                                Services, Inc., since June 2001;
                                formerly Section Manager at
                                Northern Trust Company and
                                Accounting Supervisor at Allstate
                                Insurance Company.

Martin R. Dean (38),            Vice President of Administration            7          Secretary of Eureka Funds
Assistant Treasurer (2002)*     Services of BISYS Investment
                                Services, Inc.

Alaina Metz (34),               Chief Administrative Officer of             7          Assistant Secretary of Old National
Assistant Secretary (2002)*     BISYS Fund Services, Inc.;                             Fund, Assistant Secretary of 1st Source
                                formerly, Supervisor of the Blue                       Monogram Funds, Assistant Secretary of
                                Sky Department of Alliance Capital                     Alpine Equity Trust, Assistant Secretary
                                Management L.P.                                        of Ambassador Funds, Assistant Secretary
                                                                                       of American Independence Funds Trust,
                                                                                       Assistant Secretary of American
                                                                                       Performance, Assistant Secretary of
                                                                                       AmSouth Funds, Assistant Clerk of Barr
                                                                                       Rosenberg Series Trust, Chairman of Barr
                                                                                       Rosenberg Variable Insurance Trust,
                                                                                       Assistant Secretary of BB&T Funds,
                                                                                       Assistant Secretary of BNY Hamilton
                                                                                       Funds, Inc., Assistant Secretary of
                                                                                       Brenton Mutual Funds, Assistant
                                                                                       Secretary of Citizens Funds, Assistant
                                                                                       Secretary of Counter Bond Fund,
                                                                                       Assistant Secretary of Empire Builder
                                                                                       Tax Free Bond Fund, Assistant Secretary
                                                                                       of Eureka Funds, Assistant Secretary of
                                                                                       Gartmore Mutual Funds (GMF), Assistant
                                                                                       Secretary of Gartmore Variable Insurance
                                                                                       Trust (GVIT), Assistant Secretary of
                                                                                       Governor Funds, Assistant Secretary of
                                                                                       Hirtle Callaghan Trust, Assistant
                                                                                       Secretary of HSBC Advisor Funds Trust
                                                                                       (Class Y - Onshore Feeder Funds),
                                                                                       Assistant Secretary of HSBC Family of
                                                                                       Funds, Assistant Secretary of HSBC
                                                                                       Investor Funds, Assistant Secretary of
                                                                                       Kensington Funds, Assistant Secretary of
                                                                                       Kent Funds, Chairman of LEADER Mutual
                                                                                       Funds, Assistant Secretary of
                                                                                       Metamarkets.com, Assistant Secretary of
                                                                                       Meyers Investment Trust, Assistant
                                                                                       Secretary of MMA Praxis Mutual Funds,
                                                                                       Assistant Secretary of Nationwide Asset
                                                                                       Allocation Trust (NAAT), Assistant
                                                                                       Secretary of Oak Value, Assistant
                                                                                       Secretary of Old Westbury Funds,
                                                                                       Assistant Secretary of One Group Mutual

         NAME (AGE),                                                    NUMBER OF
     POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS             FUNDS IN                OTHER POSITIONS HELD
      THE FUNDS (SINCE)                 DURING PAST 5 YEARS            FUND COMPLEX              OUTSIDE FUND COMPLEX
------------------------------  -----------------------------------    ------------    ----------------------------------------
                                                                                       Funds, Vice President of Pacific Capital
                                                                                       Funds, Chairman of RBC Funds, Assistant
                                                                                       Secretary of Shay - Asset Management
                                                                                       Fund, Assistant Secretary of Shay -
                                                                                       Institutional Investors Capital
                                                                                       Appreciation Fund, Inc., Assistant
                                                                                       Secretary of Shay - M.S.B. Fund, Inc.,
                                                                                       Assistant Secretary of Summit Investment
                                                                                       Trust, Assistant Secretary of The Shelby
                                                                                       Funds, Assistant Secretary of United
                                                                                       American Cash Reserves, Assistant
                                                                                       Secretary of USAllianz Funds, Assistant
                                                                                       Secretary of USAllianz Variable
                                                                                       Insurance Products Trust, Assistant
                                                                                       Secretary of UST of Boston, Secretary of
                                                                                       Variable Insurance Funds, Assistant
                                                                                       Secretary of Victory Portfolios,
                                                                                       Assistant Secretary of Victory Variable
                                                                                       Insurance and Assistant Secretary of
                                                                                       Willamette Funds.

Lisa Hurley (46),               Executive Vice President and                7          None
Assistant Secretary (2001)**    General Counsel of BISYS Fund
                                Services, Inc.; formerly Counsel to
                                Moore Capital Management and
                                General Counsel to Global Asset
                                Management and Northstar
                                Investments Management.


  *  The contact address for the officer is 3435 Stelzer Road, Columbus, OH
     43219.
 **  The contact address for the officer is 90 Park Avenue, New York, NY 10016.

   As of December 31, 2002, the officers and Trustees as a group owned less than 1% of the shares of each Fund.

                                CODES OF ETHICS

    The Trust, the Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Funds. Such purchases, however, are subject to procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.

                          THE ADVISER AND SUBADVISERS

    The Trust has retained the Adviser as investment adviser to provide investment advice and portfolio management services to the Funds, pursuant to an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, and except as delegated to one or more subadvisers (each, a "Subadviser" and collectively, the "Subadvisers"), the Adviser manages the investment of the assets of each Fund and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for each Fund. Any investment program undertaken by the Adviser will at all times be subject to the policies and control of the Trustees. The Adviser also provides certain administrative services to each Fund.

    The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or Funds' shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    State Street Research & Management Company ("State Street Research"), J. &
W. Seligman & Co. Incorporated ("Seligman") and UBS Global Asset Management (New
York) Inc. ("UBS Global AM") have been engaged by the Adviser to serve as the initial Subadvisers of the Multi-Manager Small Cap Growth Fund. EARNEST Partners, LLC ("EARNEST") and ICM Asset Management, Inc. ("ICM") have been engaged by the Adviser to serve as the initial Subadvisers of the Multi-Manager Small Cap Value Fund. The Adviser will also advise a portion of the Multi-Manager Small Cap Value Fund directly.



    Each of the Subadvisers is independent of the Adviser and discharges its responsibilities subject to the policies of the Trustees and the supervision of the Adviser, which pays the Subadvisers' fees. State Street Research is an indirectly owned by Metropolitan Life Insurance Company, which is a registered broker-dealer and registered investment adviser, as well as an insurance company. State Street Research is ultimately owned by MetLife, Inc., a publicly traded company. Seligman is wholly owned by William C. Morris and key employees. William C. Morris, chairman and director of Seligman, owns at least 50% of Seligman's voting stock. UBS is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is a member of the UBS Global Asset Management business group of UBS AG. UBS AG is an internationally diversified organization headquartered in Basel and Zurich, Switzerland, with operations in many areas of the financial services industry. EARNEST is wholly owned by EARNEST Holdings, LLC. ICM is wholly owned by James Simmons, key employees and family members. James Simmons, founder and chief investment officer of ICM owns more than 25% of ICM's voting stock.



    The initial allocation of the assets of the Multi-Manager Small Cap Growth Fund among State Street Research, Seligman and UBS is expected to be approximately 20%, 40% and 40%, respectively. The initial allocation of the assets of the Multi-Manager Small Cap Value Fund among EARNEST, ICM and JPMIM is expected to be approximately 33%, 33% and 33%, respectively. Subsequent allocations of new cash flow and of redemption requests will be made [equally] among the Subadvisers of each Fund unless the Adviser determines, subject to the review of the Trustees, that a different allocation of assets would be in the best interests of a Fund and its shareholders. The Trust expects that differences in investment returns among the portions of a Fund managed by different Subadvisers will cause the actual percentage of a Fund's assets managed by each Subadviser to vary over time. In general, a Fund's assets once allocated to one Subadviser will not be reallocated (or "rebalanced") to another Subadviser of the Fund. However, the Adviser reserves the right, subject to the review of the Board, to reallocate assets from one Subadviser to another when deemed in the best interests of a Fund and its shareholders including when the assets managed by a Subadviser exceed that portion managed by any other Subadviser to the Fund. In some instances, where a reallocation results in any rebalancing of the Fund from a previous allocation, the effect of the reallocation will be to shift assets from a better performing Subadviser to a portion of the Fund with a relatively lower total return.



    Each Subadviser is paid monthly by the Adviser a fee equal to a percentage of the average daily net assets of the Fund allocated to the Subadviser. It is estimated that the aggregate annual rates of the fees payable by the Adviser to the Subadvisers for each Fund the first year of operation will be the following, expressed as a percentage of the average daily net assets of each Fund:
Multi-Manager Small Cap Growth Fund, 0.55% and Multi-Manager Small Cap Value Fund, 0.55%.


    The subadvisory agreements entered into by the Adviser with the Subadvisers (the Subadvisory Agreements") were approved by the Trustees, including a majority of the Trustees who are not parties to the Subadvisory Agreements or "interested persons" as defined in the 1940 Act of any such party, on December
  , 2002, and by the sole initial shareholder of each Fund on December   , 2002,
and became effective on January   , 2003.


    The Subadvisory Agreements will continue in effect for a period of two years from the date of their execution, unless terminated sooner. They may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements provide that they will terminate in the event of an "assignment" (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days written notice, or upon termination of the Advisory Agreement. Under the terms of the Subadvisory Agreements, no Subadviser is liable to the Adviser, the Funds, or their shareholders, for any error of judgment or mistake of law or for any losses sustained by the Adviser, the Funds or their shareholders, except in the case of such Subadviser's willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Subadvisory Agreement.

    [The Adviser may terminate any agreement with a Subadviser without shareholder approval.] Moreover, the Funds and the Adviser will apply for an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to enter into agreements relating to the Fund with Subadvisers to which it is not "affiliated", as defined in the 1940 Act ("Unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits the Adviser, subject to the approval of the Board but without shareholder approval, to employ new "Unaffiliated Subadvisers for the funds or other funds which the Trust may establish in the future, change the terms of particular agreements with Unaffiliated Subadvisers or continue the employment of existing Unaffiliated Subdvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes.

                BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS

    The Trust's Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement or its affiliates, has approved the Advisory and Subadvisory Agreements for each Fund.

    As part of its review of the investment advisory arrangements for the Funds, the Board of Trustees has requested that the Adviser prepare on a regular basis information regarding the performance of the Funds, their performance against the Funds' peers and benchmarks and analyses by the Adviser of the Funds' performance. The members of the Advisers' investment staff meet with the Board of Trustees to discuss this information and their intentions with regard to the management of the Funds. The Adviser also periodically provides comparative information regarding the Funds' expense ratios and those of the peer groups. In addition, in preparation for its annual approval meeting, the Board of Trustees requests and reviews, with the assistance of its legal counsel, materials from the Adviser regarding comparative fees, expenses, performance and profitability information pertaining to the relationship of the Adviser and the Funds.

    In approving the Advisory Agreement, the Board of Trustees of the Trust considered the nature, quality and scope of the operations and services provided by the Adviser to each Fund, including their knowledge of the Adviser's investment staff and executive personnel and the overall reputation and capabilities of the Adviser and its affiliates. The Board of Trustees also considered comparative fee information concerning other investment companies with similar investment objectives and policies. The Trust's Board of Trustees compared the terms of each Fund's advisory arrangements and similar arrangements by other investment companies, particularly with regard to levels of advisory fees relative to its peer group. The Board also examined the benefits to the Adviser and its affiliates of their relationship with each Fund. Specifically, the Board analyzed the benefits that accrued to the Adviser and its affiliates as a result of the fact that affiliates of the Adviser act as custodian, administrator and shareholder servicing agent for each Fund, and receive fees from each Fund for acting in such capacities. The Board of Trustees also analyzed the information provided by the Adviser regarding the profitability to the Adviser of its relationship with the Funds. Profitability information is not audited and represents the Adviser's determination of its and its affiliates' revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. In addition, the Board compared overall expense ratios (both pre- and post-expense reimbursement by the Adviser) for each Fund relative to its peer group. The Board of Trustees also considered the performance of the Funds and the intention of the Adviser with regard to management of the Funds, including the commitment of the Adviser to provide high quality services to the Funds, whether there were any conditions likely to affect the ability of the Adviser to provide such services, and its ability to retain and attract qualified personnel to manage each Fund.

    In reaching their decision to approve the investment advisory arrangements, the Board of Trustees did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board of Trustees of each Fund concluded that the current advisory agreement enabled the Fund to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of the agreement was in the best interest of each Fund and its shareholders.

                                 ADMINISTRATOR

    Pursuant to an Administration Agreement (the "Administration Agreement"), JPMorgan Chase Bank is the administrator of the Funds. JPMorgan Chase Bank provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. JPMorgan Chase Bank in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. JPMorgan Chase Bank was formed on November 10, 2001 from the merger of The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York. Under the Administration Agreement, JPMorgan Chase Bank is permitted to render administrative services to others. The Administration Agreement will continue in effect for two years and from year to year thereafter with respect to each Fund only if such continuance is specifically approved at least annually by a vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act), or by vote of a majority of such Fund's outstanding shares. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by JPMorgan Chase Bank on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither JPMorgan Chase Bank or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.


    In consideration of the services provided by JPMorgan Chase Bank pursuant to the Administration Agreement, JPMorgan Chase Bank receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% of each Portfolio's average daily net assets. JPMorgan Chase Bank may voluntarily waive a portion of the fees payable to it with respect to each Fund. JPMorgan Chase Bank may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Funds' sub-administrator.


                                  DISTRIBUTOR

    J.P. Morgan Fund Distributors, Inc. (the "Distributor") serves as the Trust's exclusive Distributor. The Distributor holds itself available to receive purchase orders for each Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust dated
[          , 2002] (the "Distribution Agreement"), the Distributor receives no compensation in its capacity as the Trust's Distributor. The Distributor is a wholly owned, indirect subsidiary of The BYSIS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies.

    The Distribution Agreement will continue in effect with respect to each Fund for a period of two years after execution and from year to year thereafter only if it is approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Trustees of the Trust, including a vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust including a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. The principal offices of the Distributor are located at 522 Fifth Avenue, New York, New York 10036.

                          SHAREHOLDER SERVICING AGENTS

    The Trust has entered into a shareholder servicing agreement (the "Servicing Agreement") with JPMorgan Chase Bank to provide certain services including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemption of shares may be effected for the Funds as to which the JPMorgan Chase Bank is so acting and certain other matters pertaining to the Funds; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by JPMorgan Chase Bank) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Funds; and provide such other related services as the Funds or a shareholder may request. JPMorgan Chase Bank may be required to register pursuant to state securities law. JPMorgan Chase Bank may subcontract with other parties for the provision of shareholder support services.

    In consideration of the service provided by JPMorgan Chase Bank pursuant to the Servicing Agreement, the JPMorgan Chase Bank receives from each Fund a fee of 0.25%, expressed as a percentage of the average daily net asset values of Fund shares. JPMorgan Chase Bank may voluntarily agree from time to time to waive a portion of the fees payable to it under its Servicing Agreement with respect to the Funds on a month-to-month basis.

    The Adviser and/or the Distributor may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make payments to certain selected dealers or other JPMorgan Chase Bank for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up 0.10% annually of the average net assets of a Fund attributable to shares in the Fund held by customers of JPMorgan Chase Bank. Such compensation does not represent an additional expense to a Fund or its shareholders, since it will be paid by the Adviser and/or the Distributor.

    The Adviser and its affiliates and the Funds and their affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

                                 TRANSFER AGENT

    The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ( "DST" or the "Transfer Agent") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.

                                   CUSTODIAN

    Pursuant to a Custodian Agreement, JPMorgan Chase Bank acts as the custodian of the assets of each Fund and receives such compensation as is from time to time agreed upon by the Trust and JPMorgan Chase Bank. As Custodian, JPMorgan Chase Bank provides oversight and record keeping for the assets held in the portfolios of each Fund. JPMorgan Chase Bank also provides fund accounting services for the income, expenses and shares outstanding for the Funds. JPMorgan Chase Bank is located at 3 Metrotech Center, Brooklyn, NY 11245.

                            FINANCIAL PROFESSIONALS

    The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMorgan Chase Bank or the financial professional's clients may reasonably request and agree upon with the financial professional.

    Financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals, but in all cases will be retained by the financial professional and not be remitted to the Fund or JPMorgan Chase Bank.

    The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.

                            INDEPENDENT ACCOUNTANTS

    PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation. The address of PricewaterhouseCoopers LLP is 1177 Avenue of the Americas, New York, NY 10036.

                                    EXPENSES

    In addition to the fees payable to the Adviser and JPMorgan Chase Bank under various agreements discussed under "Investment Adviser," "Administrator" and "Shareholder Servicing" above, the Fund is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws and extraordinary expenses applicable to the Fund. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders and filing fees under state securities laws.

    JPMorgan Chase Bank has agreed that it will reimburse each Fund as described in the Prospectuses.

    The Adviser believes that it is likely that the Funds will be of a sufficient size to permit the reimbursement of any such reductions or payments. However, there is no assurance that any such reimbursements will be made. Reimbursement is contingent upon the Adviser's determination that it will seek reimbursement for the Fund. In addition, the Board of Trustees must approve any requested reimbursement. Further, any expenses which cannot be recouped within three years will never be reimbursed by the Fund. In other words, any unrecouped amount after the three year period would not require payment either on liquidation of the Fund or termination of the Advisory Agreement.

                          COMPUTATION OF TOTAL RETURN

    From time to time the Trust may advertise the total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

    A Fund may periodically compare its performance to that of other mutual funds as reported by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the United States. A Fund may also quote the Frank Russell Company or Wilshire Associates, which are consulting firms that compile financial characteristics of common stocks and fixed-income securities, regarding non-performance-related attributes of a Fund's portfolio. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to Fund management, investment philosophy and investment techniques.

    A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

    Composite performance information shown in the Prospectuses has been calculated in accordance with Performance Presentation Standards of the Association for Investment Management and Research ("AIMR").

    Average annual total returns are calculated based on the following formulas:

       Average annual total returns (before taxes):
             P (1 + T)TO THE POWER OF n = ERV

       Average annual total returns (after taxes on distributions):
             P (1 + T)TO THE POWER OF n = ATV(D)

       Average annual total returns (after taxes on distributions and sale of Fund shares):
             P (1 + T)TO THE POWER OF n = ATV(DR)

Where:  P      =    a hypothetical initial payment of $1,000.
        T      =    average annual total return (before taxes, after taxes on
                    distributions, or after taxes on distributions and sale of
                    Fund shares, as applicable).
        n      =    number of years
        ERV    =    ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional
                    portion).
        ATV(D) =    ending value of a hypothetical $1,000 payment made at the
                    beginning of the 1-, 5-, or 10-year periods at the end of
                    the 1-, 5-, or 10-year periods (or fractional portion),
                    after taxes on fund distributions but not after taxes on
                    redemption.
        ATV(DR) =   ending value of a hypothetical $1,000 payment made at the
                    beginning of the 1-, 5-, or 10-year periods at the end of
                    the 1-, 5-, or 10-year periods (or fractional portion),
                    after taxes on fund distributions and redemption.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

    The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Funds reserve the right to request that the investor buy more shares or to close the investor's account. If an investor's account balance is still below the minimum 60 days after notification, the Funds reserve the right to close out such account and send the proceeds to the address of record. DST may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if an investor was issued certificates for shares that remain outstanding.

    Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

    The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day a Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

    Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

    The Trust, on behalf of the Fund, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading thereon is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

    Each investor in a Fund may add to or reduce its investment in the Fund on each day that the New York Stock Exchange is open for business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time; however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in a Fund will be determined by multiplying the NAV of such Fund by the percentage representing that investor's share of the aggregate beneficial interests in such Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Fund effected on such day

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and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of such time on the following day the New York Stock Exchange is open for trading.

    EXCHANGE PRIVILEGE. Shareholders may exchange their shares in the Fund for shares of the same class in any other JPMorgan Fund that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds may discontinue the Exchange Privilege at any time. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may charge an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

    Shareholders of other JPMorgan funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of a Fund at net asset value.

    Under the Exchange Privilege, shares may be exchanged for shares of the same class of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

    A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to changes in bank accounts, any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectus. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

    The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge. Investors may incur a fee if they effect transactions through a broker or agent.

                          DIVIDENDS AND DISTRIBUTIONS

    The Fund declares and pays dividends and distributions as described under "How Your Account Works--Distributions and Taxes" in the Prospectuses.

    Dividends and capital gains distributions paid by the Fund are reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder's Fund account at JPMorgan or account with his financial professional or, in the case of certain JPMorgan customers, are mailed by check in accordance with the his instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

    If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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                                NET ASSET VALUE

    Each of the Funds computes its net asset value once daily Monday through Friday at the time stated in the Prospectus. The net asset value will not be computed on the days the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.

    The net asset value of each Fund is equal to the Fund's investments less the Fund's liabilities. The following is a discussion of the procedures used by the Funds in valuing their assets.

    The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ"), is based on the last sale prices on the exchange on which a security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid prices for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked price is less than the last sales price of the foreign local shares, the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g., there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the Fund manager, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the OTC market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

    Options on stock indices traded on national securities exchanges are valued at their last sales price as of the close of options trading on such exchanges which is currently 4:10 p.m., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value.

    Fixed-income securities with a maturity of 60 days or more are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by the Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

    Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Options and future traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of the Funds' net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third-party broker.

    Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees.

    Trading in securities on most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees.

                         DISTRIBUTIONS AND TAX MATTERS

    The following is only a summary of certain additional material tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.

                QUALIFICATION AS A REGULATED INVESTMENT COMPANY

    Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

    In addition to satisfying the Distribution Requirement for each taxable year, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to stock or securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

    In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

    Each Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Investment Policies." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark to market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

    A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price) or securities having market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such security immediately after it was acquired), if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount security, all or a portion of any deduction for any interest expenses incurred to purchase or hold such a security may be deferred until such security is sold or otherwise disposed.

    If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

                  EXCISE TAX ON REGULATED INVESTMENT COMPANIES

    A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

    Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               FUND DISTRIBUTIONS

    Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below.

    A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

    The maximum rate of tax on long-term capital gains of individuals is generally 20% with respect to capital assets held for more than 12 months and 18% with respect to capital assets with a holding period of more than five years beginning after December 31, 2000.

    Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

    Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the rules of Code Sections 246(c)(3) and (4); (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirement with respect to its shares of a Fund.

    For purposes of the corporate alternative minimum tax ("AMT"), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

    Investment income that may be received by the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

    Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

    Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

    Each Fund may invest in equity securities of foreign issuers. If a Fund purchases shares in certain foreign corporations (referred to as passive foreign investment companies ("PFICs")), the Fund may be subject to federal income tax on a portion of any "excess distribution" from such foreign corporation, including any gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. If a Fund were to invest in a PFIC and elected to treat the PFIC as a qualified electing fund (a "QEF") in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribute to shareholders in accordance with the distribution requirements set above, a pro rata portion of the QEFs's ordinary earnings and net capital gain, whether or not distributed to a Fund.

    Alternatively, a Fund will be permitted to mark to market any marketable stock held by it in a PFIC. If the Fund made such an election, the Fund would be required to include in income each year and distribute to Shareholders in accordance with the distribution requirements set forth above, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. The Fund would be allowed a deduction for the

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excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included on the Fund for prior taxable years.

    Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually has to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

    A Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder's Federal Income tax

                          SALE OR REDEMPTION OF SHARES

    A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares.

                              FOREIGN SHAREHOLDERS

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

    If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

    If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

    In the case of foreign non-corporate shareholders, a Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by

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gift of shares of a Fund by an individual foreign shareholder will not be subject to U.S. Federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.

                          STATE AND LOCAL TAX MATTERS

    Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although statutes and regulations vary in their treatment of such income. Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                          EFFECT OF FUTURE LEGISLATION

    The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


    Except as otherwise described herein, specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is either an employee of the Adviser or a Subadviser and who is appointed and supervised by senior officers of the Adviser or applicable Subadviser; provided, however, that investment decisions for UBS Global AM's portion of the JP Morgan Multi-Manager Small Cap Growth Fund are made by investment management teams at UBS Global AM and no member of the investment management team is primarily responsible for making recommendations. Changes in the Funds' investments are reviewed by the Board of Trustees. The Funds' portfolio managers may serve other clients of the Adviser or a Subadviser in a similar capacity. Money market instruments are generally purchased in principal transactions.


    The frequency of a Fund's portfolio transactions "the portfolio turnover rate" will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the Adviser will weigh the added costs of short-term investment against anticipated gains. Each Fund will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective.


    The Adviser and each respective Subadviser, is authorized to select brokers and dealers to effect securities transactions for the applicable Fund. The Adviser, or a Subadviser, as the case may be, will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of execution, breadth of the market in the security, and the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser or Subadviser will generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser or Subadviser will seek to select brokers or dealers that offer a Fund the best price and most favorable execution or other services which are of benefit to the Fund.



    The Adviser or respective Subadviser may, consistent with the interests of the applicable Fund, select brokers on the basis of the research services they provide to the Adviser or Subadviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser or Subadviser will be in addition to, and not in lieu of, the services required to be performed by the Adviser or Subadviser under the Advisory Agreement, or Subadvisory Agreement, respectively. If in the judgment of the Adviser or Subadviser, the applicable Fund or other accounts managed by the Adviser or Subadviser will be benefited by supplemental research services, the Adviser or Subadviser is authorized to cause the applicable Fund to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser or a Subadviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that the Adviser or Subadviser will find all of such services of value in advising that Fund.


    It is expected that the Funds will execute brokerage or other agency transactions through the Adviser, a Subadviser or their affiliates, (each an "affiliated broker") each of which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and rules promulgated by the SEC. Under these provisions, an affiliated broker is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Trust and the affiliated broker expressly permitting the affiliated broker to receive and retain such compensation. These rules further require that commissions paid to the affiliated broker by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" (as defined in the 1940 Act) of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the affiliated brokers and will review these procedures periodically.

    Because neither Fund will market its shares through intermediary brokers or dealers, it will not be the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser or a Subadviser may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    Under the Advisory Agreement, or a Subadvisory Agreement, as the case may be, and as permitted by Section 28(e) of the 1934 Act, the Adviser or a Subadviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser or Subadviser, the Funds and/or other accounts for which the Adviser or Subadviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser or Subadviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's or Subadviser's overall responsibilities to accounts over which it exercises investment discretion. Not all of such services are useful or of value in advising the Funds. The Adviser will report to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes: (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

    Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Agreement or by a Subadviser under a Subadvisory Agreement. The advisory fees that the Funds pay to the Adviser (or the subadvisory fees that the Adviser pays to a Subadviser) will not be reduced as a consequence of the Adviser's or a Subadviser's receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser or a Subadviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser or a Subadviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser or a Subadviser, the Adviser or a Subadviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

    The Adviser and the Subadvisers serve as investment adviser to other clients and investment vehicles which may invest in securities of the same issuers as those in which the Funds invest. The Adviser or a Subadviser also may invest for its own account and for the accounts of its affiliates. Certain of the Adviser's or a Subadviser's activities may cause it to come into possession of material, nonpublic information ("inside information") about an issuer. When the Adviser or a Subadviser is in possession of inside information about an issuer, the Adviser or Subadviser may be unable to cause the Funds to purchase or sell securities of that issuer until the information is released to the public or is no longer material. As a result, the Funds may be unable to purchase certain suitable securities, or sell certain securities that it already owns, at the most opportune time. In particular, a Fund's inability to sell a security that it already owns may require the Fund to treat the security as an illiquid security and may have a negative effect on the Fund's valuation of the security. Should the Fund already own a significant amount of illiquid securities, it could be forced to sell other illiquid securities at inopportune times and at prices below what could theoretically be realized in order to comply with the Fund's 15% limit on holding illiquid securities.

    Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of J.P. Morgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by the Fund and any other investment company having the same investment adviser, and that no shares will be purchased from the distributor or any of its affiliates.

                              MASSACHUSETTS TRUST

    The Trust is organized as a "Massachusetts business trust" of which each Fund is a separate and distinct series. Copies of the Declaration of Trust for the Trust are on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability as described below.

    Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

    No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

    The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


    The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders. Each Fund may be terminated by action of the shareholders or by action of the Trustees upon notice to the shareholders.


                             DESCRIPTION OF SHARES


    The Trust is an open-end management investment company organized as a Massachusetts business trust. Each Fund represents a separate series of shares of beneficial interest. The Trust is currently comprised of two series. See "Massachusetts Trust."



    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of a Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.


    The shareholders of each Fund are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. [The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees.] It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

    Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

    Shareholders of a Fund have the right, upon the declaration in writing or vote of more than two thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of a Fund's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 % of a Trust's outstanding shares, whichever is less, shall apply to the

Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of a Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

    The Trustees have authorized the issuance and sale to the public of two series of the Trust. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Funds for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Funds and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

    For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares".

    [As of             , 2003           owning 100% of the outstanding shares of
each Fund.           may be presumed to "control" (as that term is defined in
the 1940 Act) such Funds. As a result, those persons would have the ability to vote a majority of the shares of the Funds on any matter requiring the approval of shareholders of such Funds.]

    As of               , the Trustees and Officers of the Trust, as a group,
owned less than 1% of the outstanding shares of each class of each Fund.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Declaration of Trust. Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Securities and Exchange Commission on January 6, 2003.

(b) By-laws. Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Securities and Exchange Commission on January 6, 2003.

(c) Instrument defining rights of shareholders. Incorporated by reference to Exhibits (a) and (b) to the Registration Statement on Form N-1A of the Registrant (File No. 333-102365) as filed with the Securities & Exchange Commission on January 6, 2003.

(d)(i)   Form of Investment Advisory Agreement. To be filed by amendment.

   (ii)  Forms of Subadvisory Agreements to be filed by amendment.

(e)      Distribution Agreement. Filed herewith.

(f)      Not Applicable

(g)      Form of Custodian Agreement. Filed herewith.

(h)(i)   Form of Administration Agreement. Filed herewith.

(h)(ii)  Form of Shareholder Servicing Agreement. Filed herewith.

(h)(iii) Form of Transfer Agency Agreement. Filed herewith.

(h)(iv)  Form of Fund Services Agreement to be filed by amendment.

(h)(v)   Form of Fee Waiver Agreement to be filed by amendment.

(i)(i) Opinion and Consent of Nixon Peabody LLP as to the legality of the securities being registered to be filed by amendment.

(i)(ii) Opinion and Consent of Sullivan & Cromwell with regard to certain tax matters to be filed by amendment.

(j)      Consent of Independent Auditors to be filed by amendment.

(k)      Not Applicable

(l)      Initial Capital Agreements to be filed by amendment.

(m)      Not Applicable

(n)      Not Applicable

(o)      Powers of Attorney filed by herewith.

(p)(1)   Code of Ethics for J.P. Morgan Fleming Series Trust. Filed herewith

(p)(2)   Code of Ethics of J.P. Morgan Fund Distributors, Inc. Filed herewith.

(p)(3)   Code of Ethics of JPMIM. Filed herewith.

(p)(4)   Code of Ethics of UBS Global Asset Management. Filed herewith

(p)(5)   Code of Ethics of ICM Asset Management, Inc. Filed herewith

(p)(6)   Code of Ethics of State Street Research & Management
         Company. Filed herewith.

(p)(7)   Code of Ethics of Earnest Partners, LLC. Filed herewith.

(p)(8) Code of Ethics of J.& W. Seligman & Co., Inc. to be filed by amendment.

(q)      Not Applicable.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

Not applicable.

ITEM 25. INDEMNIFICATION

Reference is made to Section 5.3 of Registrant's Declaration of Trust and Section ___ of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The business of J.P. Morgan Investment Management Inc. is summarized in the Prospectus constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J.P. Morgan Investment Management Inc is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc (File No. 801-21011).

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares. J.P. Morgan Fund Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors, Inc. is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Fund Distributors, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc. J.P. Morgan Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

Fleming Mutual Fund Group, Inc.
Growth and Income Portfolio
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II

J.P. Morgan Mutual Fund Group
J.P. Morgan Mutual Fund Investment Trust
J.P. Morgan Mutual Fund Select Group
J.P. Morgan Mutual Fund Select Trust
J.P. Morgan Mutual Fund Trust
Mutual Fund Variable Annuity Trust
JPMorgan Value Opportunities Fund, Inc.
J.P. Morgan Fleming Series Trust

(b) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.

NAME AND ADDRESS                            POSITION AND OFFICES                POSITION AND OFFICES
                                            WITH DISTRIBUTOR                    WITH REGISTRANT
----------------------                      --------------------                --------------------
Lynn J. Mangum                              Chairman                            None
90 Park Ave.
New York, NY 10016

Margaret Warner Chambers                    Vice President                      None
90 Park Ave.
New York, NY 10016

Charles Linn Booth                          Vice President/Compliance           None
3435 Stelzer Road                           Officer
Columbus, OH 43219

Dennis Sheehan                              Director                            None
90 Park Ave.
New York, NY 10016

Kevin J. Dell                               Secretary                           None
90 Park Ave.
New York, NY 10016

Edward S. Forman                            Assistant Secretary                 None
90 Park Ave.
New York, NY 10016

Robert A. Bucher                            Fin/Op                              None
90 Park Ave.
New York, NY 10016

Patrick William McKeon                      Vice President/                     None
90 Park Ave.                                Chief Compliance Officer
New York, NY 10016

William J. Tomko                            President                           None
3435 Stelzer Road
Columbus, OH 43219

(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended the "1940 Act"), and the Rules thereunder will be maintained at the offices of:

J.P. Morgan Investment Management Inc.: 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as investment advisor).

J.P. Morgan Chase Bank: 3 Metrotech Center, Brooklyn, New York 11245 (records relating to its functions as shareholder servicing agent, custodian and administrative services agent).

J.P. Morgan Fund Distributors, Inc.: 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as distributor).

DST Systems, Inc.: 210 W. 10th Street
Kansas City, Mo. 64105

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of New York, and State of New York, on the 5th day of February, 2003.

                                      J.P. MORGAN FLEMING SERIES TRUST
                                      (Registrant)

                                      By /s/ George Gatch
                                      --------------------------------
                                      George Gatch, PRESIDENT


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of J.P. Morgan Fleming Series Trust has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURES                              TITLE                            DATE
/s/ CHERYL BALLENGER*                   Trustee                          February 5, 2003
--------------------------------
Cheryl Ballenger

/s/ JOHN RETTBERG*                      Trustee                          February 5, 2003
--------------------------------
John Rettberg

/s/ JOHN F. RUFFLE*                     Trustee                          February 5, 2003
--------------------------------
John F. Ruffle

/s/ KENNETH WHIPPLE JR.*                Trustee                          February 5, 2003
--------------------------------
Kenneth Whipple Jr.

/s/ DAVID WEZDENKO                      Treasurer                        February 5, 2003
--------------------------------
David Wezdenko



*By /s/ David Wezdenko
    ------------------
    David Wezdenko
as attorney in fact pursuant to a power of attorney

                                         EXHIBIT INDEX

EXHIBIT NO.          DESCRIPTION OF EXHIBIT
-----------          ----------------------
(e)          Form of Distribution Agreement

(g)          Form of Custodian Agreement

(h)(i)       Form of Administration Agreement

(h)(ii)      Form of Shareholder Servicing Agreement

(h)(iii)     Form of Transfer Agency Agreement

(o)          Powers of Attorney

(p)(1)       Code of Ethics of Funds

(p)(2)       Code of Ethics of J.P. Morgan Fund Distributors

(p)(3)       Code of Ethics of JPMIM

(p)(4)       Code of Ethics of UBS Global Asset Management, Inc.

(p)(5)       Code of Ethics of ICM Asset Management, Inc.

(p)(6)       Code of Ethics of State Street Research & Management Company

(p)(7)       Code of Ethics of Earnest Partners, LLC.